Financial and Capital Risk Management and Fair Value Measurement - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	£ 49,670	£ 31,200
Bank loan [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	22,669	23,849
lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	20,295	536
Convertible Loan [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments		2,245
Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	6,352	4,570
Contingent consideration liability[Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	354
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	26,525	13,245
Within one year [member] | Bank loan [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	17,185	8,260
Within one year [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	2,634	332
Within one year [member] | Convertible Loan [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments		83
Within one year [member] | Trade And Other Payables [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	6,352	4,570
Within one year [member] | Contingent consideration liability[Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	354
After one year but not more than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	10,127	17,955
After one year but not more than three years [member] | Bank loan [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	5,484	15,589
After one year but not more than three years [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	4,643	204
After one year but not more than three years [member] | Convertible Loan [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments		£ 2,162
LaterThanThreeYearsAndNotLaterThanFiveYearsMember [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	4,913
LaterThanThreeYearsAndNotLaterThanFiveYearsMember [Member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	4,913
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	8,105
Later than five years [member] | lease [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities on contractual undiscounted payments	£ 8,105